SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

16. SHARE-BASED COMPENSATION

Restricted ordinary shares

On August 28, 2019, 8,154,893 ordinary shares held by Cloopen Co., Ltd., which is wholly owned by Mr. Sun Changxun, became restricted with a graded vesting as to 1/3 of the restricted ordinary shares vest on the first anniversary of August 28, 2019 and with the remaining 2/3 of the restricted ordinary shares vesting evenly over the next two years. Such restricted shares are also subject to immediate vesting upon the Company’s completion of a qualified IPO. The fair value of the shares of US$9,827 are amortized to consolidated statements of comprehensive loss over the vesting term of three years.

In March 2020, the Company, through the VIE, obtained 38% equity interest in one subsidiary, Beijing Baiyi High-tech Information Technology Co., Ltd. (“Baiyi”) from the non-controlling shareholders, who are also the management employees in Baiyi. This transaction was accounted for as equity transactions of changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary according to ASC Topic 810-10-45-23. Therefore, no gain or loss shall be recognized in consolidated statements of comprehensive loss. At the same time, the Company issued 3,706,745 ordinary shares at par value to the management employees. These ordinary shares became restricted and subject to a graded vesting that 1,853,373 restricted ordinary shares will vest on March 25, 2021 and the remaining 1,853,372 restricted ordinary shares will vest evenly over the next twelve months. The fair value of the shares of US$4,804 (equivalent to RMB33,137) are amortized to consolidated statements of comprehensive loss over the vesting term of two years.

In July 2020, the Company accelerated the vesting of 3,706,745 restricted shares so that all the restricted shares vested immediately. The Company accounted for the modification as a Type I (probable-to-probable) modification. Such a modification resulted in the unrecognized share-based compensation expense of US$3,465 (equivalent to RMB23,898) to be recognized as general and administrative expenses at the time of the modification.

In January 2021, the Company adopted a second share option Plan (“2021 Share Plan”), under which the maximum aggregate number of Class A ordinary shares that may be issued pursuant to all awards under such plan is 15,144,221. The ordinary shares became restricted with a vesting schedule of four years. Under the 2021 Share Plan, 5,898,500 ordinary shares were granted to employees for the year 2021.

In March 2021, the Company offered certain management members of EliteCRM 2,411,177 ordinary shares, which become restricted with a graded vesting as to 1/2 of the restricted ordinary shares vest on the first anniversary of March 22, 2022 and with the remaining 1/2 of the restricted ordinary shares vesting on March 22, 2023. The fair value of the shares of US$23,883 are amortized to consolidated statements of comprehensive loss over the vesting term of two years.

A summary of the Company’s restricted ordinary shares held by the Company’s employees for the years ended December 31, 2021 and 2022 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2021	5,436,595	1.32
Granted	8,309,677	4.65
Vested	(5,436,595)	1.32
Forfeited	(295,000)	3.19
Unvested as of December 31, 2021	8,014,677	4.71
Granted	3,822,089	0.66
Vested	(1,755,548)	7.45
Forfeited	(5,104,733)	2.21
Unvested as of December 31, 2022	4,976,485	3.20

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2020, 2021 and 2022 were allocated to the following expense items:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Research and development expenses	-	8,618	(5,158)
General and administrative expenses	67,026	112,218	59,133
Selling and marketing expenses	-	4,191	1,275
Total restricted ordinary shares compensation expenses	67,026	125,027	55,250

In addition to the restricted ordinary shares held by the Company’s employees, 1,700,000 ordinary shares were held by a non-employee founder, which were restricted and have been vested immediately upon the completion of the Company’s initial public offering on February 9, 2021. The fair value of 1,700,000 restricted ordinary shares on grant date is US$111.

As of December 31, 2022, total unrecognized compensation expense related to restricted ordinary shares were RMB24,372 until 2025. The restricted ordinary shares are expected to be recognized over a weighted average period of approximately 2.74 years.

Shares Options

In January 2017, the Company’s shareholders and board of directors approved a share option Plan (“2016 Share Plan’’), under which a maximum aggregate number of 21,119,408 ordinary shares may be issued pursuant to all awards to be granted. In September 2018, the Company’s shareholders and board of directors approved that the maximum aggregate number of ordinary shares may be issued under 2016 Share Plan shall be modified to 25,838,502 pre-offering Class A Ordinary Shares. In March 2020 and July 2020, the Company’s shareholders and board of directors approved that the maximum aggregate number of ordinary shares may be issued under 2016 Share Plan shall be modified to 26,419,211 and 29,525,465 pre-offering Class A Ordinary Shares, respectively.

In addition, the options may be exercised with respect to 25% to 50% of the shares subject to the options as of the first anniversary of the vesting commencement date with the remaining shares subject to the options shall become vested in equal monthly installments over a period of 12-36 months thereafter. Share options were granted with exercise prices ranging from US$0.01 to US$0.38 and will expire 10 years from the grant dates.

Under the 2016 Share Plan, 5,355,499 and nil share options were granted to employees, officers, and board members for the years ended December 31, 2021 and 2022, respectively. A summary of the share options activities for the years ended December 31, 2021 and 2022 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2021	25,198,592	0.25
Granted	5,355,499	0.26
Forfeited	(1,754,969)	0.30
Excercised	(6,729,352)	0.26
Outstanding as of December 31, 2021	22,069,770	0.25
Forfeited	(755,960)	0.34
Excercised	(3,718,773)	0.25		7,160
Outstanding as of December 31, 2022	17,595,037	0.24
Vested and expected to vest as of December 31, 2022	17,595,037	0.24	4.66	30,507
Exercisable as of December 31, 2022	16,708,959	0.21	3.59	30,245

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Grant dates:	2020	2021
Risk free rate of return	0.61%-1.88%	1.06%-1.57%
Volatility	48.21%-49.36%	48.76%-49.21%
Expected dividend yield	0%	0%
Exercise multiple	2.20	2.20
Fair value of underlying ordinary share	US$1.30- US$3.12	US$1.45- US$16.70
Expiration terms	10 years	10 years

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it has considered the statistics on exercise patterns of employees compiled by Huddart and Lang in Huddart, S., and M. Lang. 1996. “Employee Stock Option Exercises: An Empirical Analysis.” Journal of Accounting and Economics, vol. 21, no. 1 (February), pages 5-43, which are widely adopted by valuers as authoritative guidance on expected exercise multiples. Expected term is the contract life of the option.

The weighted average grant date fair value of the share options granted during the years ended December 31, 2020 and 2021 was US$2.24 and US$6.19, respectively. Compensation expense recognized for share options during the years ended December 31,2020, 2021 and 2022 is allocated to the following expense items:

	RMB	RMB	RMB
	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	761	507	(621)
Research and development expenses	909	9,946	(795)
Selling and marketing expenses	3,467	16,960	(765)
General and administrative expenses	25,132	109,530	54,393
Total share option compensation expenses	30,269	136,943	52,212

As of December 31, 2022, RMB10,284 of total unrecognized compensation expense related to share options that are expected to be recognized until 2025. The share options are expected to be recognized over a weighted average period of approximately 1.7 years.

Ordinary shares issued to management employees to acquire their equity interests in the majority-owned subsidiaries

In July 2020, the Company, through the VIE, obtained minority interest in three majority-owned subsidiaries from the non-controlling shareholders, among which there are management employees of the three subsidiaries. The consideration included cash consideration of RMB16,095 and 3,501,087 ordinary shares, which were issued by the Company on July 15, 2020. These transactions were accounted for as equity transactions of changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary according to ASC Topic 810-10-45-23. Therefore, no gain or loss shall be recognized in consolidated statements of comprehensive loss.

The difference between fair value of consideration paid to certain management employees and fair value of the non-controlling interest at the time of acquisition is recognized as share-based compensation expenses in the amount of RMB13,750 for the year ended December 31, 2020. Cash consideration of RMB16,095 was fully paid before December 31, 2020.

Waiver of subscription receivable due from a shareholder

On June 10, 2016, the Company issued 16,982,978 ordinary shares at fair value to Mr. Changxun Sun, for an aggregate consideration of US$3,674 (the “Subscription Price”).

On November 3, 2020, all the shareholders and directors of the Company passed a special resolution to waive the Subscription Price, except for the par value which would be paid by Mr. Changxun Sun.

The waiver of the subscription receivable with Mr. Changxun Sun was recorded as compensation expense of US$3,673 (equivalent to RMB23,219) in the consolidated statements of comprehensive loss for the year ended December 31, 2020.